Analysis of performance by segment - Risk margin reserve (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)
Risk margin reserve
Debt securities | £							£ 171,374	£ 170,458
Jackson (US insurance operations) | Debt securities
Risk margin reserve
RMR (as a percent)	0.21%		0.21%		0.23%		0.21%	0.21%
Annual expected loss	$ (112)	£ (86)	$ (120)	£ (89)	$ (127)	£ (83)
Related amortisation of deferred acquisition costs	21	15	23	17	24	16
Risk margin reserve charge to operating profit for longer-term credit related losses	(91)	(71)	(97)	(72)	(103)	(67)
Pre-tax net unrealised gains (losses) on debt securities classified as available-for-sale | £		541		48		(968)
Jackson (US insurance operations) | Debt securities | Cost/Gross amount | Average
Risk margin reserve
Debt securities	$ 55,290		$ 56,418		$ 54,633
Jackson (US insurance operations) | Debt securities | A3 or higher
Risk margin reserve
RMR (as a percent)	0.12%		0.12%		0.13%		0.12%	0.12%
Annual expected loss	$ (33)	(25)	$ (36)	(27)	$ (37)	(24)
Jackson (US insurance operations) | Debt securities | A3 or higher | Cost/Gross amount | Average
Risk margin reserve
Debt securities	$ 27,277		$ 29,051		$ 28,185
Jackson (US insurance operations) | Debt securities | Baa1, 2 or 3
Risk margin reserve
RMR (as a percent)	0.22%		0.24%		0.25%		0.22%	0.24%
Annual expected loss	$ (58)	(45)	$ (62)	(46)	$ (62)	(40)
Jackson (US insurance operations) | Debt securities | Baa1, 2 or 3 | Cost/Gross amount | Average
Risk margin reserve
Debt securities	$ 26,626		$ 25,964		$ 24,768
Jackson (US insurance operations) | Debt securities | Ba1, 2 or 3
Risk margin reserve
RMR (as a percent)	1.03%		1.07%		1.17%		1.03%	1.07%
Annual expected loss	$ (11)	(8)	$ (11)	(8)	$ (15)	(10)
Jackson (US insurance operations) | Debt securities | Ba1, 2 or 3 | Cost/Gross amount | Average
Risk margin reserve
Debt securities	$ 1,046		$ 1,051		$ 1,257
Jackson (US insurance operations) | Debt securities | B1, 2 or 3
Risk margin reserve
RMR (as a percent)	2.70%		2.95%		3.08%		2.70%	2.95%
Annual expected loss	$ (9)	(7)	$ (9)	(7)	$ (12)	(8)
Jackson (US insurance operations) | Debt securities | B1, 2 or 3 | Cost/Gross amount | Average
Risk margin reserve
Debt securities	$ 318		$ 312		$ 388
Jackson (US insurance operations) | Debt securities | Below B3
Risk margin reserve
RMR (as a percent)	3.78%		3.81%		3.70%		3.78%	3.81%
Annual expected loss	$ (1)	£ (1)	$ (2)	£ (1)	$ (1)	£ (1)
Jackson (US insurance operations) | Debt securities | Below B3 | Cost/Gross amount | Average
Risk margin reserve
Debt securities	$ 23		$ 40		$ 35